UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Laurie Roberts
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
Generation Wave Growth Fund		Ticker Symbol: GWGFX
June 30, 2007 (Unaudited)

	Shares	Market Value
Domestic Bond Funds 4.9%
iShares Lehman 1-3 Year Treasury Bond Fund	6,000	$480,960
iShares Lehman 7-10 Year Treasury Bond Fund	12,500	1,013,625
iShares Lehman US Treasury Inflation Protected Securities Fund	10,000	989,800
Total Domestic Bond Funds (Cost $2,487,757)		2,484,385

Domestic Equity Fund 11.8%
Dodge & Cox Stock Fund	37,072	6,008,957
Total Domestic Equity Fund (Cost $3,584,624)		6,008,957

Domestic Index Funds 24.0%
iShares Russell 1000 Growth Index Fund	60,000	3,552,600
iShares S&P 100 Index Fund	20,000	1,384,600
PowerShares FTSE RAFI US 1000 Portfolio	36,000	2,236,680
Rydex S&P 500 Pure Growth ETF	61,300	2,349,629
Ultra QQQ ProShares	20,500	1,949,140
Ultra S&P500 ProShares	7,500	708,750
Total Domestic Index Funds (Cost $11,238,231)		12,181,399

International Equity Fund 8.2%
Oakmark International Fund - Class I	151,126	4,163,529
Total International Equity Fund (Cost $2,203,351)		4,163,529

International Index Funds 10.3%
India Fund, Inc.	8,000	349,200
iShares MSCI EAFE Index Fund	7,000	565,390
iShares MSCI Singapore Index Fund	25,000	341,000
iShares MSCI South Korea Index Fund	18,000	1,085,400
iShares MSCI Taiwan Index Fund	85,000	1,360,000
iShares S&P Global Financials Sector Index Fund	5,500	504,240
Wisdomtree Japan SmallCap Dividend Fund	20,000	1,030,000
Total International Index Funds (Cost $4,840,042)		5,235,230

Money Market Fund 0.2%
Federated Treasury Obligations Fund - Class IS	124,853	124,853
Total Money Market Fund (Cost $124,853)		124,853

Sector Funds 40.6%
Aerospace & Defense 1.2%
PowerShares Aerospace & Defense Portfolio	27,500	588,225

Energy 5.0%
Oil Service HOLDRs Trust	14,500	2,535,325

Financials 15.3%
Franklin Mutual Financial Services Fund - Class Z	254,463	5,944,264
PowerShares FTSE RAFI Financials Sector Portfolio	35,000	1,839,250
		7,783,514

Health Care 16.1%
Vanguard Health Care Fund - Admiral Class	128,415	8,214,680

Mining 1.5%
Market Vectors Gold Miners ETF	20,000	756,600

Retail 1.5%
Retail HOLDRs Trust	7,500	784,875

Total Sector Funds (Cost $16,527,129)		20,663,219

Total Investments 100.0%		50,861,572
(Cost $41,005,987)
Liabilities, Less Other Assets 0.0%		(17,609)
Net Assets 100.0%		$50,843,963

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of investments	$41,005,987
Gross unrealized appreciation	10,094,858
Gross unrealized depreciation	(239,273)
Net unrealized appreciation	$9,855,585

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
Vice Fund		Ticker Symbol: VICEX
June 30, 2007 (Unaudited)

COMMON STOCKS 98.9%	Shares	Market Value
Aerospace/Defense 28.4%
BAE Systems plc, ADR	84,000	$2,730,277
The Boeing Co.	50,500	4,856,080
General Dynamics Corp. (2)	50,500	3,950,110
ITT Corp.	30,000	2,048,400
L-3 Communications Holdings, Inc.	25,500	2,483,445
Lockheed Martin Corp. (2)	34,500	3,247,485
Northrop Grumman Corp.	47,500	3,698,825
Raytheon Co.	70,500	3,799,245
Rockwell Collins, Inc.	32,000	2,260,480
SAIC, Inc.*	87,500	1,581,125
Spirit AeroSystems Holdings Inc. - Class A*	33,000	1,189,650
United Technologies Corp.	30,000	2,127,900
		33,973,022

Alcoholic Beverages 23.9%
Anheuser-Busch Companies, Inc.	15,500	808,480
Companhia de Bebidas das Americas (AmBev), ADR	27,000	1,890,000
Constellation Brands, Inc. - Class A*	110,000	2,670,800
Diageo plc, ADR	77,000	6,414,870
Fomento Economico Mexicano, S.A. de C.V., ADR	29,500	1,159,940
Fortune Brands, Inc.	10,000	823,700
Heineken NV, ADR	188,000	5,521,128
InBev NV, ADR	69,000	5,494,470
SABMiller plc, ADR	151,000	3,835,445
		28,618,833

Casinos, Gambling & Lotteries 23.8%
Boyd Gaming Corp.	45,000	2,213,550
International Game Technology	124,500	4,942,650
Las Vegas Sands Corp.*	54,000	4,125,060
MGM MIRAGE*	61,000	5,031,280
Penn National Gaming, Inc.*	44,000	2,643,960
Pinnacle Entertainment, Inc.*	48,000	1,351,200
Scientific Games Corp. - Class A*	24,500	856,275
VendingData Corp.*	150,000	562,500
WMS Industries Inc.*	90,000	2,597,400
Wynn Resorts, Ltd.	45,500	4,080,895
		28,404,770
Tobacco 22.8%
Altria Group, Inc.	132,000	9,258,480
British American Tobacco PLC., ADR	93,500	6,464,590
Imperial Tobacco Group plc, ADR	39,000	3,596,970
Loews Corp. - Carolina Group (2)	86,000	6,645,220
Reynolds American Inc. (2)	19,000	1,238,800
		27,204,060

Total Common Stocks (Cost $96,857,834)		118,200,685

	Contracts
CALL OPTIONS PURCHASED 0.1%
Altria Group, Inc.:
Expiration: January 2008, Exercise Price: $75.00	100	19,000
The Boeing Co.:
Expiration: November 2007, Exercise Price: $100.00		42,000
Northrop Grumman Corp.:
Expiration: January 2008, Exercise Price: $80.00	75	28,875
Trump Entertainment Resorts, Inc.:
Expiration: July 2007, Exercise Price: $20.00	200	1,000
Total Call Options Purchased (Cost $131,005)		90,875

	Principal
	Amount
SHORT-TERM INVESTMENTS 0.8%
Variable Rate Demand Notes (1)
American Family Financial Services Inc., 4.9931%	538,461	538,461
Wisconsin Corporate Central Credit Union, 4.9900%	444,148	444,148
Total Short-Term Investments (Cost $982,609)		982,609

Total Investments 99.8%		119,274,169
(Cost $97,971,448)
Assets, less other Liabilities 0.2%		291,466
Net Assets 100.0%		$119,565,635

(1) Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of June 30, 2007.
(2) A portion of the investment is held by the borker as collateral for short sales activity.
* Non-income producing
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of investments	$97,971,448
Proceeds from short sales	2,989,302
Premium on option written	6,225
Gross unrealized appreciation	22,637,799
Gross unrealized depreciation	(1,233,176)
Net unrealized appreciation	$21,404,623

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Securities Sold Short
Vice Fund		Ticker Symbol: VICEX
June 30, 2007 (Unaudited)

COMMON STOCKS 2.4%	Shares	Market Value
Aerospace/Defense 0.1%
GenCorp Inc.*	10,000	$130,700

Alcoholic Beverages 1.2%
Molson Coors Brewing Co. - Class B	15,000	1,386,900

Casinos, Gambling & Lotteries 0.1%
Shuffle Master, Inc.*	10,000	166,000

Tobacco 1.0%
UST Inc.	22,500	1,208,475

Total Short Sale (Proceeds $2,989,302)		$2,892,075

* Non-income producing

Schedule of Options Written
Vice Fund		Ticker Symbol: VICEX
June 30, 2007 (Unaudited)
	Contracts	Value
Put Option
Constellation Brands, Inc. - Class A:
Expiration: July 2007, Exercise Price: $22.50	150	$1,500

Total Option Written (Premiums received $6,225)		$1,500

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended June 30, 2007 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By  /s/ Laurie Roberts
                  Laurie Roberts, President

Date                      8/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

USA MUTUALS

             By  /s/ Laurie Roberts
                  Laurie Roberts, President and Treasurer

Date                      8/29/07